Common Stock and Stock Plans, Common Stock Shares Reserved, Issued and Authorized (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Outstanding	34,816,632
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	214,000,000
Investment Warrants, Exercise Price	$ 33.92
Reserved, Issued and Authorized Common Stock [Abstract]
Total shares reserved	524,495,226
Shares issued	5,481,811,474
Shares not reserved or issued	2,993,693,300
Total shares authorized	9,000,000,000
Warrants Purchased	0	0
Restricted Stock [Member]
Reserved, Issued and Authorized Common Stock [Abstract]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 686
Performance Shares [Member]
Reserved, Issued and Authorized Common Stock [Abstract]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 34
Dividend Reinvestment and Common Stock Purchase Plans [Member]
Reserved, Issued and Authorized Common Stock [Abstract]
Total shares reserved	9,011,692
Director Awards [Member]
Reserved, Issued and Authorized Common Stock [Abstract]
Total shares reserved	825,868
Stock Plan [Member]
Reserved, Issued and Authorized Common Stock [Abstract]
Total shares reserved	414,005,566
Convertible Securities And Warrants [Member]
Reserved, Issued and Authorized Common Stock [Abstract]
Total shares reserved	100,652,100
Troubled Asset Relief Program, Capital Purchase Program [Member]
Reserved, Issued and Authorized Common Stock [Abstract]
Stock Issued During Period, Shares, Conversion of Convertible Securities	3,607,802	684,430
Long-Term Incentive Compensation Plans [Member] | Equity Option [Member]
Reserved, Issued and Authorized Common Stock [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Minimum [Member] | Long-Term Incentive Compensation Plans [Member] | Restricted Stock [Member]
Reserved, Issued and Authorized Common Stock [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Maximum [Member] | Long-Term Incentive Compensation Plans [Member] | Restricted Stock [Member]
Reserved, Issued and Authorized Common Stock [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years